Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total
Balance at beginning of year	$ 5,643	$ 6,234
Effect in income statement	(646)	(1,838)	$ 5,581
Translation adjustment	(99)	864
Other comprehensive income	(81)	(33)
Effect of discontinued operations - Net income tax	102	627
Effect of discontinued operations - Transfer to net assets held for sale		(211)
Balance at end of year	4,919	5,643	6,234
Assets
Balance at beginning of year	7,343	7,904
Effect in income statement	(755)	(2,180)
Transfers between asset and liabilities	40	322
Translation adjustment	(24)	900
Other comprehensive income	(68)	(19)
Effect of discontinued operations - Net income tax	102	627
Effect of discontinued operations - Transfer to net assets held for sale		(211)
Balance at end of year	6,638	7,343	7,904
Liabilities
Balance at beginning of year	1,700	1,670
Effect in income statement	(109)	(342)
Transfers between asset and liabilities	40	322
Translation adjustment	75	36
Other comprehensive income	13	14
Balance at end of year	1,719	1,700	$ 1,670
Tax losses carryforward
Total
Balance at beginning of year	6,194
Effect in income statement	(2,143)	(1,391)
Balance at end of year	4,471	6,194
Assets
Effect in income statement	(2,143)	(1,391)
Timing differences arising on assets
Total
Balance at beginning of year	1,264
Effect in income statement	103	298
Balance at end of year	1,268	1,264
Assets
Effect in income statement	103	298
Fair value of financial instruments
Total
Balance at beginning of year	167
Effect in income statement	388	(802)
Balance at end of year	549	167
Assets
Effect in income statement	388	(802)
Allocated goodwill
Total
Balance at beginning of year	(2,247)
Effect in income statement	109	342
Balance at end of year	(2,433)	(2,247)
Liabilities
Effect in income statement	(109)	(342)
Others
Total
Balance at beginning of year	(570)
Effect in income statement	897	(285)
Balance at end of year	(77)	(570)
Assets
Effect in income statement	$ 897	$ (285)